Expense Example	Dec. 01, 2025 USD ($)
Roundhill APP WeeklyPay™ ETF | Roundhill APP WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Roundhill ORCL WeeklyPay™ ETF | Roundhill ORCL WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill UNH WeeklyPay™ ETF | Roundhill UNH WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill WMT WeeklyPay™ ETF | Roundhill WMT WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315